COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 12, 2012, GenSpera instituted a declaratory judgment action against Annastasiah Mhaka (“Mhaka”) in the United States District Court for the District of Maryland: GenSpera, Inc. v. Mhaka, Civil Action No. MJG-12-772 (D. Md.). In its complaint, GenSpera, as the exclusive licensee of the inventions described and claimed in the U.S. Patent No. 7,468,354 (“the ‘354 patent”) and U.S. Patent No. 7,767,648 (“the ‘648 patent”), sought a declaratory judgment that Mhaka should not be added to either the ‘354 patent or the ‘648 patent as an inventor. On April 2, 2012, Mhaka filed and served her answer and counterclaim, in which she sought to be added as an inventor to the ‘354 patent and the ‘648 patent pursuant to 35 U.S.C. § 256. On November 1, 2012, Mhaka filed a second complaint in Maryland state court, asserting state tort claims against GenSpera and Drs. Samuel Denmeade and John Isaacs.

On May 1, 2013, the District Court granted GenSpera’s motion for summary judgment in the original case. Reserving any ruling on the issue of whether Mhaka’s state law tort claims were preempted by federal patent law, the Court denied defendants’ motion to dismiss Mhaka’s complaint in the second case and directed Mhaka to re-file her claims as counterclaims in the original action. On May 14, 2013, Mhaka filed an amended answer and counterclaims in the consolidated action, re-pleading her tort claims as counterclaims. On June 3, 2013, GenSpera (along with Drs. Denmeade and Isaacs) filed a reply to the counterclaims, denying their allegations and raising a number of affirmative defenses. On January 2, 2014, Drs. Isaacs and Denmeade moved for summary judgment on the grounds that Mhaka’s tort claims were barred by the applicable statute of limitations, and GenSpera joined in the motion. On May 6, 2014, GenSpera moved separately for summary judgment, a motion that Drs. Denmeade and Isaacs joined in part. On September 12, 2014, the District Court granted GenSpera’s motion for summary judgment as well as the motion for summary judgment filed by Drs. Denmeade and Isaacs. Judgment in favor of GenSpera, Dr. Isaacs, and Dr. Denmeade was entered concurrently for purposes of both the original case and the second case.

On October 10, 2014, Mhaka filed notices of Appeal with the United States Courts of Appeals for the Fourth Circuit and Federal Circuit. On December 11, 2014, GenSpera (along with Drs. Denmeade and Isaacs) filed a motion to dismiss the appeal before the United States Court of Appeals for the Fourth Circuit on the ground that the Court of Appeals for the Federal Circuit possesses exclusive jurisdiction over any appeal from the District Court. On December 29, 2014, Mhaka filed an opposition to the motion to dismiss and moved the Court of Appeals for the Fourth Circuit to stay appellate proceedings pending resolution of the appeal before the United States Court of Appeal for the Federal Circuit. On January 12, 2015, the Appellees filed an opposition to the motion to stay. On March 17, 2015, the Court of Appeals for the Fourth Circuit dismissed Mhaka’s appeal for lack of jurisdiction.

In the appellate proceedings before the United States Court of Appeals for the Federal Circuit, Mhaka originally filed her opening brief on December 26, 2014. Mhaka filed a corrected opening brief on January 20, 2015. On February 12, 2015, the Appellees filed their responsive brief, and on March 16, 2015, Mhaka filed a reply brief. Oral argument took place on July 9, 2015. On July 16, 2015, the Federal Circuit entered judgment in our favor, affirming the district court in all respects.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its corporate offices under an operating lease that expires on October 14, 2015.  Rent expense for office space amounted to approximately $56,000 and $55,000 for the years ended December 31, 2014 and 2013, respectively. The following table summarizes future minimum lease payments as of December 31, 2014 (in thousands):

2015	$45
Thereafter	–
Total minimum lease payments	$45

Employment Agreements

We employ our Chief Executive Officer and Chief Operating Officer pursuant to written employment agreements. The employment agreements contain severance provisions and indemnification clauses. The indemnification agreement provides for the indemnification and defense of the executive officers, in the event of litigation, to the fullest extent permitted by law. As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive Officer	Chief Operating Officer
Terminated without cause	$1,789	$969
Terminated, change of control without good reason	1,789	—
Terminated for cause, death, disability and by executive without good reason	381	325

Legal Matters

On March 12, 2012, GenSpera instituted a declaratory judgment action against Annastasiah Mhaka (“Mhaka”) in the United States District Court for the District of Maryland: GenSpera, Inc. v. Mhaka, Civil Action No. MJG-12-772 (D. Md.). In its complaint, GenSpera, as the exclusive licensee of the inventions described and claimed in the U.S. Patent No. 7,468,354 (“the ‘354 patent”) and U.S. Patent No. 7,767,648 (“the ‘648 patent”), sought a declaratory judgment that Mhaka should not be added to either the ‘354 patent or the ‘648 patent as an inventor. On April 2, 2012, Mhaka filed and served her answer and counterclaim, in which she sought to be added as an inventor to the ‘354 patent and the ‘648 patent pursuant to 35 U.S.C. § 256. On November 1, 2012, Mhaka filed a second complaint in Maryland state court, asserting state tort claims against GenSpera and Drs. Samuel Denmeade and John Isaacs.

On May 1, 2013, the District Court granted GenSpera’s motion for summary judgment in the original case. Reserving any ruling on the issue of whether Mhaka’s state law tort claims were preempted by federal patent law, the Court denied defendants’ motion to dismiss Mhaka’s complaint in the second case and directed Mhaka to re-file her claims as counterclaims in the original action. On May 14, 2013, Mhaka filed an amended answer and counterclaims in the consolidated action, re-pleading her tort claims as counterclaims. On June 3, 2013, GenSpera (along with Drs. Denmeade and Isaacs) filed a reply to the counterclaims, denying their allegations and raising a number of affirmative defenses. On January 2, 2014, Drs. Isaacs and Denmeade moved for summary judgment on the grounds that Mhaka’s tort claims were barred by the applicable statute of limitations, and GenSpera joined in the motion. On May 6, 2014, GenSpera moved separately for summary judgment, a motion that Drs. Denmeade and Isaacs joined in part. On September 12, 2014, the District Court granted GenSpera’s motion for summary judgment as well as the motion for summary judgment filed by Drs. Denmeade and Isaacs. Judgment in favor of GenSpera, Dr. Isaacs, and Dr. Denmeade was entered concurrently for purposes of both the original case and the second case.

On October 10, 2014, Mhaka filed notices of Appeal with the United States Courts of Appeals for the Fourth Circuit and Federal Circuit. On December 11, 2014, GenSpera (along with Drs. Denmeade and Isaacs) filed a motion to dismiss the appeal before the United States Court of Appeals for the Fourth Circuit on the ground that the Court of Appeals for the Federal Circuit possesses exclusive jurisdiction over any appeal from the District Court. On December 29, 2014, Mhaka filed an opposition to the motion to dismiss and moved the Court of Appeals for the Fourth Circuit to stay appellate proceedings pending resolution of the appeal before the United States Court of Appeal for the Federal Circuit. On January 12, 2015, the Appellees filed an opposition to the motion to stay. On March 17, 2015, the Court of Appeals for the Fourth Circuit dismissed and Mhaka’s appeal for lack of jurisdiction.

In the appellate proceedings before the United States Court of Appeals for the Federal Circuit, Mhaka originally filed her opening brief on December 26, 2014. Mhaka filed a corrected opening brief on January 20, 2015. On February 12, 2015, the Appellees filed their responsive brief, and on March 16, 2015, Mhaka filed a reply brief. Oral argument on the appeal has yet to be scheduled.